Equipment Note Payable	6 Months Ended
Jun. 30, 2019
Long-term Debt, Unclassified [Abstract]
Equipment Note Payable

Note 6. Equipment Note Payable

During the six months ended June 30, 2019, the Company financed the purchase of certain production equipment through a five year finance contract payable at $830 per month including interest of approximately 20% per annum.